Annual Total Returns - Fidelity® OTC Portfolio [BarChart] - 07.31 Fidelity OTC Portfolio Retail PRO-08 - Fidelity® OTC Portfolio - Fidelity OTC Portfolio-Retail Class	Sep. 29, 2022
Bar Chart Table:
Annual Return 2012	11.29%
Annual Return 2013	46.50%
Annual Return 2014	16.49%
Annual Return 2015	10.92%
Annual Return 2016	3.11%
Annual Return 2017	38.59%
Annual Return 2018	(3.21%)
Annual Return 2019	39.22%
Annual Return 2020	46.79%
Annual Return 2021	25.04%